UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HLM MANAGEMENT CO., INC.
Address: 222 Berkeley Street
         Boston, MA  02116



13F File Number : 028-04776


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    A. R. Haberkorn
Title:   Clerk
Phone:   617-266-0030

Signature, Place and Date of Signing:

/s/ A. R. Haberkorn Boston, MA  05/09/00
    ------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       60

Form 13F Information Table Value Total:   855451

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1-800 Contacts, Inc.           COMMON           681977104     9477   273700 SH       SOLE                   273700
Accredo Health, Inc.           COMMON           00437V104    27189   820800 SH       SOLE                   820800
Advanced Digital Info.         COMMON           007525108    28256   825000 SH       SOLE                   825000
Allscripts                     COMMON           019886100    11971   199100 SH       SOLE                   199100
Applied Science                COMMON           038236105    17745   586600 SH       SOLE                   586600
Apropos Technology, Inc.       COMMON           038334108     6926   187200 SH       SOLE                   187200
Asyst Technology               COMMON           04648X107    24201   413700 SH       SOLE                   413700
Bottomline Tech.               COMMON           101388106    20041   550000 SH       SOLE                   550000
Brio Technology, Inc.          COMMON           109704106    21748   576100 SH       SOLE                   576100
Calico Commerce, Inc.          COMMON           129897104        7      200 SH       SOLE                      200
Citadel Commun.                COMMON           172853202    17293   409900 SH       SOLE                   409900
Coventry Corp.                 COMMON           222862104     1063   125000 SH       SOLE                   125000
Cybex Computer Prod.           COMMON           232522102    30770   817800 SH       SOLE                   817800
Cytyc Corp.                    COMMON           232946103    38542   798800 SH       SOLE                   798800
Data Critical Corp.            COMMON           237622105      319    22100 SH       SOLE                    22100
Evergreen Resources            COMMON           299900308     9547   394700 SH       SOLE                   394700
FYI Inc.                       COMMON           302712104     4747   175000 SH       SOLE                   175000
Genome Therapeutics            COMMON           372430108     2003    85000 SH       SOLE                    85000
Genzyme Molecular Oncology     COMMON           372917500     5710   377500 SH       SOLE                   377500
Global Industries              COMMON           379336100    25354  1733600 SH       SOLE                  1733600
Gric Communications            COMMON           398081109     9717   287900 SH       SOLE                   287900
HearMe                         COMMON           421903105    23389   926300 SH       SOLE                   926300
Hyseq, Inc.                    COMMON           449163302     7863   176200 SH       SOLE                   176200
Intranet Solutions             COMMON           460939309    25052   544600 SH       SOLE                   544600
Learning Tree Int'l.           COMMON           522015106    19202   540900 SH       SOLE                   540900
LifePoint Hospitals            COMMON           53219L109     1521    91500 SH       SOLE                    91500
MCK Communications             COMMON           581243102    14966   312600 SH       SOLE                   312600
MTI Technology Corp.           COMMON           553903105    14401   546000 SH       SOLE                   546000
Maverick Tube                  COMMON           577914104    21487   662400 SH       SOLE                   662400
Natural MicroSystems Corporati COMMON           638882100    22252   259500 SH       SOLE                   259500
NetCreations, Inc.             COMMON           64110N102     9044   212800 SH       SOLE                   212800
NetSolve, Inc.                 COMMON           64115J106     7089   219800 SH       SOLE                   219800
OraPharma, Inc.                COMMON           68554E106     7250   391900 SH       SOLE                   391900
PRI Automation                 COMMON           69357H106    27543   450600 SH       SOLE                   450600
Photronics, Inc.               COMMON           719405102     7560   214100 SH       SOLE                   214100
Pinnacle Holdings              COMMON           72346N101    31194   564600 SH       SOLE                   564600
Power Integrations, Inc.       COMMON           739276103     3500   140000 SH       SOLE                   140000
Prima Energy                   COMMON           741901201     7522   278600 SH       SOLE                   278600
Priority Healthcare            COMMON           74264T102    32753   651800 SH       SOLE                   651800
QRS Corporation                COMMON           74726X105    20137   267600 SH       SOLE                   267600
Quanta Services, Inc.          COMMON           74762E102    24336   401000 SH       SOLE                   401000
Radisys                        COMMON           750459109    25562   425150 SH       SOLE                   425150
ResourcePhoenix                COMMON           76122L106     6900   530800 SH       SOLE                   530800
SERENA Software, Inc.          COMMON           817492101    25323   794450 SH       SOLE                   794450
Sanchez Computer               COMMON           799702105    14036   399600 SH       SOLE                   399600
Scientific Learning            COMMON           808760102    11085   432567 SH       SOLE                   357000
Signal Technologies            COMMON           826675100      880    33700 SH       SOLE                    33700
Silicon Storage Tech.          COMMON           827057100    19828   268400 SH       SOLE                   268400
Student Advantage              COMMON           86386q105     8359   835900 SH       SOLE                   835900
Three-Five Systems             COMMON           88554L108    27874   464562 SH       SOLE                   464562
Tom Brown                      COMMON           115660201    10398   565900 SH       SOLE                   565900
eBenX, Inc.                    COMMON           278668108     4404   149300 SH       SOLE                   149300
Vignette                       COMMON           926734104     3685    23761 SH       SOLE                    23761
Aspect Medical Systems, Inc.   COMMON           045235108    12505   464762 SH       SOLE                   464762
Cobalt Networks, Inc.          COMMON           19074R101     9527   270270 SH       SOLE                   270270
Crossroads Systems, Inc.       COMMON           22765D100     9293   120000 SH       SOLE                   120000
TriZetto Group, Inc.           COMMON           896882107    25105   961538 SH       SOLE                   961538
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